Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VII
Entity Central Index Key	0000318874
Document Period End Date	Jul. 31, 2024
C000224114 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Research Fund
Class Name	Class A
Trading Symbol	EEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class A shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.44%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	3.44%	(4.94)%
A with initial sales charge (5.75%)	(2.51)%	(6.56)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 3,100,114
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 26,016	[1]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000224117 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class C
Trading Symbol	EEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$203	2.00%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class C shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 2.71%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	2.71%	(5.65)%
C with CDSC (1% for 12 months)×	1.71%	(5.65)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 3,100,114
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 26,016	[2]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000224115 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class I
Trading Symbol	EEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class I shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.82%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	3.82%	(4.70)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 3,100,114
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 26,016	[3]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000224118 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R1
Trading Symbol	EEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$203	2.00%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R1 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 2.73%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	2.73%	(5.64)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 3,100,114
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 26,016	[4]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000224113 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R2
Trading Symbol	EEMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$152	1.50%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R2 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.19%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	3.19%	(5.18)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 3,100,114
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 26,016	[5]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000224112 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R3
Trading Symbol	EEMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R3 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.57%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	3.57%	(4.93)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 3,100,114
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 26,016	[6]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000224111 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R4
Trading Symbol	EEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R4 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.69%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	3.69%	(4.70)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 3,100,114
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 26,016	[7]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000224116 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R6
Trading Symbol	EEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R6 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.83%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	3.83%	(4.66)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 3,100,114
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 26,016	[8]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232773 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class A
Trading Symbol	UIVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class A shares of the MFS Intrinsic Value Fund (fund) provided a total return of 16.20%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	16.20%	8.18%
A with initial sales charge (5.75%)	9.52%	5.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 5,137,946
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 26,312	[9]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%

C000232776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class C
Trading Symbol	UIVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$177	1.64%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class C shares of the MFS Intrinsic Value Fund (fund) provided a total return of 15.38%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	15.38%	7.38%
C with CDSC (1% for 12 months)×	14.38%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 5,137,946
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 26,312	[10]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%

C000232775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class I
Trading Symbol	UIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class I shares of the MFS Intrinsic Value Fund (fund) provided a total return of 16.56%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	16.56%	8.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 5,137,946
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 26,312	[11]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%

C000232774 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R1
Trading Symbol	UIVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$177	1.64%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R1 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 15.38%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	15.38%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 5,137,946
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 26,312	[12]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%

C000232777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R2
Trading Symbol	UIVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$123	1.14%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R2 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 15.87%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	15.87%	7.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 5,137,946
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 26,312	[13]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%

C000232772 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R3
Trading Symbol	UIVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R3 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 16.22%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	16.22%	8.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 5,137,946
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 26,312	[14]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%

C000232771 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R4
Trading Symbol	UIVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R4 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 16.45%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	16.45%	8.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 5,137,946
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 26,312	[15]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%

C000232770 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	UIVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R6 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 16.57%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	16.57%	8.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 5,137,946
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 26,312	[16]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%

C000118291 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class A
Trading Symbol	EQNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class A shares of the MFS Equity Income Fund (fund) provided a total return of 18.28%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	18.28%	12.83%	9.87%
A with initial sales charge (5.75%)	11.48%	11.50%	9.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 577,275,514
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 2,307,289	[17]
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%

C000118292 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class B
Trading Symbol	EQNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$176	1.62%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class B shares of the MFS Equity Income Fund (fund) provided a total return of 17.37%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	17.37%	11.98%	9.06%
B with CDSC (declining over six years from 4% to 0%)×	13.37%	11.72%	9.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 577,275,514
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 2,307,289	[18]
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%

C000118293 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class C
Trading Symbol	EQNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$176	1.62%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class C shares of the MFS Equity Income Fund (fund) provided a total return of 17.36%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	17.36%	11.99%	9.05%
C with CDSC (1% for 12 months)×	16.36%	11.99%	9.05%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 577,275,514
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 2,307,289	[19]
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%

C000118294 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class I
Trading Symbol	EQNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class I shares of the MFS Equity Income Fund (fund) provided a total return of 18.50%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	18.50%	13.10%	10.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 577,275,514
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 2,307,289	[20]
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%

C000118295 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R1
Trading Symbol	EQNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$176	1.62%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R1 shares of the MFS Equity Income Fund (fund) provided a total return of 17.35%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	17.35%	11.98%	9.05%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 577,275,514
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 2,307,289	[21]
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%

C000118296 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R2
Trading Symbol	EQNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$122	1.12%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R2 shares of the MFS Equity Income Fund (fund) provided a total return of 17.90%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	17.90%	12.53%	9.59%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 577,275,514
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 2,307,289	[22]
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%

C000118297 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R3
Trading Symbol	EQNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R3 shares of the MFS Equity Income Fund (fund) provided a total return of 18.23%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	18.23%	12.82%	9.86%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 577,275,514
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 2,307,289	[23]
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%

C000118298 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R4
Trading Symbol	EQNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R4 shares of the MFS Equity Income Fund (fund) provided a total return of 18.55%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	18.55%	13.10%	10.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 577,275,514
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 2,307,289	[24]
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%

C000118299 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R6
Trading Symbol	EQNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R6 shares of the MFS Equity Income Fund (fund) provided a total return of 18.63%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	18.63%	13.19%	10.26%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 577,275,514
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 2,307,289	[25]
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%

[1]	Includes the effect of any management fee waivers.
[2]	Includes the effect of any management fee waivers.
[3]	Includes the effect of any management fee waivers.
[4]	Includes the effect of any management fee waivers.
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[6]	Includes the effect of any management fee waivers.
[7]	Includes the effect of any management fee waivers.
[8]	Includes the effect of any management fee waivers.
[9]	Includes the effect of any management fee waivers.
[10]	Includes the effect of any management fee waivers.
[11]	Includes the effect of any management fee waivers.
[12]	Includes the effect of any management fee waivers.
[13]	Includes the effect of any management fee waivers.
[14]	Includes the effect of any management fee waivers.
[15]	Includes the effect of any management fee waivers.
[16]	Includes the effect of any management fee waivers.
[17]	Includes the effect of any management fee waivers.
[18]	Includes the effect of any management fee waivers.
[19]	Includes the effect of any management fee waivers.
[20]	Includes the effect of any management fee waivers.
[21]	Includes the effect of any management fee waivers.
[22]	Includes the effect of any management fee waivers.
[23]	Includes the effect of any management fee waivers.
[24]	Includes the effect of any management fee waivers.
[25]	Includes the effect of any management fee waivers.